Deferred income taxes and tax credit (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of unrecognized temporary differences, unused tax losses and unused tax credits
Unrecognized temporary differences, unused tax losses and unused tax credits

(in KUSD)	December 31, 2020	December 31, 2019
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Taxes losses	613,206	437,013
Unused R&D US tax credit	26,255	10,765
Deductible temporary differences related to the retirement benefit plan	3,543	2,684
Deductible temporary differences related to IFRS 16	338	(39)
Offset of recognized temporary differences related to intangible assets	(2,364)	(2,364)
Temporary difference related to investment in joint venture	(24,368)	—
Temporary difference related to convertible loan	(27,614)	—
Total	588,996	448,059

Schedule of years of exipry for tax losses and tax credits to be carried forward
Tax losses not recognized and to be carried forward (in KUSD):

Years of expiry	December 31, 2020	December 31, 2019
2020	—	14,735
2021	19,889	19,889
2022	31,128	31,128
2023	38,441	38,441
2024	92,012	92,012
Beyond 2025	431,736	240,808
	613,206	437,013
R&D USA tax credits carried forward (in KUSD):

Years of expiry	December 31, 2020	December 31, 2019
2036	1,059	783
2037	2,569	1,839
2038	7,117	3,387
2039	7,026	4,756
2040	8,484	—
	26,255	10,765